Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	$ 9,311	$ 9,217	$ 15,355
Geophysical Analysis [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	165	127	185
Fuel and Consumables [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	481	537	492
Aircraft and Travel [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	783	789	1,510
Exploration Drilling [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	2,250	1,768	4,174
Expediting and Mobilization [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	17	12	255
Assaying [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	1,582	1,690	2,787
Camp Cost, Equipment and Field Supplies [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	1,130	1,047	1,781
Geological Consulting Services [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	23	63	796
Permitting, Environmental and Community Costs [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	393	327	423
Salaries and Wages [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	2,010	2,376	2,479
Share Based Compensation [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	477	481	473
Nunavut [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	446	495	3,563
Nunavut [Member] | Geophysical Analysis [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	0
Nunavut [Member] | Fuel and Consumables [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	30
Nunavut [Member] | Aircraft and Travel [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	(1)	21	1,079
Nunavut [Member] | Exploration Drilling [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	601
Nunavut [Member] | Expediting and Mobilization [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	170
Nunavut [Member] | Assaying [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	44	50	264
Nunavut [Member] | Camp Cost, Equipment and Field Supplies [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	194	193	377
Nunavut [Member] | Geological Consulting Services [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	16	13	312
Nunavut [Member] | Permitting, Environmental and Community Costs [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	158	164	184
Nunavut [Member] | Salaries and Wages [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	23	45	458
Nunavut [Member] | Share Based Compensation [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	12	9	88
British Columbia [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	14	473
British Columbia [Member] | Geophysical Analysis [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	0
British Columbia [Member] | Fuel and Consumables [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	0
British Columbia [Member] | Aircraft and Travel [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	2
British Columbia [Member] | Exploration Drilling [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	125
British Columbia [Member] | Expediting and Mobilization [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	6
British Columbia [Member] | Assaying [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	2	21
British Columbia [Member] | Camp Cost, Equipment and Field Supplies [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	10	124
British Columbia [Member] | Geological Consulting Services [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	3
British Columbia [Member] | Permitting, Environmental and Community Costs [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	0	53
British Columbia [Member] | Salaries and Wages [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	1	100
British Columbia [Member] | Share Based Compensation [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	0	1	39
Quebec [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	8,865	8,708	11,319
Quebec [Member] | Geophysical Analysis [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	165	127	185
Quebec [Member] | Fuel and Consumables [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	481	537	462
Quebec [Member] | Aircraft and Travel [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	784	768	429
Quebec [Member] | Exploration Drilling [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	2,250	1,768	3,448
Quebec [Member] | Expediting and Mobilization [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	17	12	79
Quebec [Member] | Assaying [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	1,538	1,638	2,502
Quebec [Member] | Camp Cost, Equipment and Field Supplies [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	936	844	1,280
Quebec [Member] | Geological Consulting Services [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	7	50	481
Quebec [Member] | Permitting, Environmental and Community Costs [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	235	163	186
Quebec [Member] | Salaries and Wages [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	1,987	2,330	1,921
Quebec [Member] | Share Based Compensation [Member]
Disclosure Of Exploration And Evaluation Costs [Line Items]
Exploration and evaluation	$ 465	$ 471	$ 346